Related Party Transaction and Balance	6 Months Ended
Sep. 30, 2023
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

11. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang before March 2023. WSYQR was not a related party of the Company since April 2023.

b. Related parties transactions

For the six months ended September 30, 2023 and 2022, the Company did not enter into any transactions with related parties.

c. Balance with related parties

	Nature	September 30, 2023	March 31, 2023

Mr. Huaixi Yang	Receivable due from customers – related parties	$1,326,537	$1,523,259
WSYQR Limited	Payable to customers - related parties	$-	$12,577
Sunx Global Limited	Payable to customers - related parties	$101,313	$30,550